February 18, 2015
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Nationwide Life Insurance Company
Registration Statements filed on Form N-6
Nationwide VLI Separate Account - 2
BOA FPVUL	033-42180
Nationwide VLI Separate Account - 4
BOA Next Generation FPVUL	333-31725
BOA ChoiceLife FPVUL
BOA CVUL Future (NWL)	333-43671
BAE Future Corporate FPVUL
Next Generation Corporate Variable Universal Life	333-137202
Future Executive VUL	333-169879
Nationwide VLI Separate Account - 7
BOA Next Generation II FPVUL	333-117998
Nationwide Provident VLI Separate Account 1
NLIC Options Plus	333-164119
NLIC Options Premier	333-164120
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:
1. the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
2. the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-249-8061 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ M. Andrew Kress
M. Andrew Kress
Senior Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies